Related-party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	$ 0	$ 576,000
Related Party Transaction, Purchases from Related Party	522,000	$ 576,000
Related Party Transaction, Amounts of Transaction	0
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 2,200,000